Discontinued Operations Assets Held for Sale	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations Assets Held for Sale

Note 4

Discontinued Operations Assets Held for Sale:

A disposal group is reported as held for sale when management has approved or received approval to sell and is committed to a formal plan, the disposal group is available for immediate sale, the business is being actively marketed, the sale is anticipated to occur during the next 12 months and certain other specified criteria are met. A disposal group classified as held for sale is recorded at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying value of the business exceeds its estimated fair value less cost to sell, a loss is recognized. However, when disposal group meets the held for sale criteria, the Company first evaluates whether the carrying amounts of the assets not covered by ASC 360-10 included in the disposal group (such as goodwill) are required to be adjusted in accordance with other applicable GAAP before measuring the disposal group at fair value less cost to sell.

Assets and liabilities related to a disposal group classified as held for sale are segregated in the consolidated balance sheet in the period in which the disposal group is classified as held for sale.

Only disposal of a component of an entity or a group of components of an entity that represents a strategic shift that has or will have a major effect on an entity's operations and financial results shall be reported as discontinued operations. The revised guidance did not change the criteria required to qualify for held for sale presentation.

In connection with the sale of the Consumer Division to ICTV Brands, Inc., announced on October 4, 2016 and subsequently completed on January 23, 2017, the assets related to this transaction were included as of December 31, 2016 as part of Assets Held for Sale, as follows:

Inventory	$7,336
Property and equipment	911
Other assets	115
Assets held for sale as of December 31, 2016	$8,362